Derivative financial assets / (liabilities) - Summary of Derivative Financial Instruments (Parenthetical) (Detail)		12 Months Ended
	Oct. 31, 2020 CNY (¥) shares ¥ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Apr. 27, 2020	Apr. 23, 2020	Mar. 05, 2020	Feb. 26, 2020	Feb. 12, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Oct. 18, 2019
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				2.44%	2.44%	3.00%	3.05%	3.12%			3.20%
Notional principal of the outstanding derivative contracts	¥ 100									$ 620,000,000
Maturity of convertible bonds	six years
Sixth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.00%
Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.75%	1.75%						1.75%	1.75%
Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		5.03%	5.03%						5.03%	5.03%
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts | $			$ 258,000,000							$ 325,000,000
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts | $			$ 400,000,000							$ 1,035,000,000
Fair value of forward foreign exchange contracts recognized in liabilities									¥ (56,000,000)
Fair value of forward foreign exchange contracts recognized in assets									31,000,000
Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of the cross currency swap									¥ 187,000,000
Cross Currency Swaps [member] | Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.64%	1.64%
Cross Currency Swaps [member] | Bottom of range [member] | Fixed rate from 3.39% to 3.67% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		3.39%	3.39%
Cross Currency Swaps [member] | Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.72%	1.72%
Cross Currency Swaps [member] | Top of range [member] | Fixed rate from 3.39% to 3.67% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		3.67%	3.67%
Derivative component of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Number of convertible bonds issued | shares	160,000,000
Convertible bond conversion price per share | ¥ / shares	¥ 6.24
Percentage of bond conversion over par value	106.50%
Fair value of the derivative component of convertible bonds		¥ 3,092,000,000
Fair value change of the derivative component of convertible bonds		¥ 201,000,000
Derivative component of convertible bonds [member] | First year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.20%
Derivative component of convertible bonds [member] | Second year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.40%
Derivative component of convertible bonds [member] | Third year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.60%
Derivative component of convertible bonds [member] | Fourth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.80%
Derivative component of convertible bonds [member] | Fifth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.50%